Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Wei, Wei & Co., LLP
Auditor Firm ID	2388
Auditor Location	Flushing, New York
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of 9F Inc. and subsidiaries (the “Company”) as of December 31, 2024 and 2023 and the related consolidated statements of operations, comprehensive income (loss), changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes and the financial statement schedule listed in the accompanying index (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-years period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.